Consolidated Statements of Financial Position - ZAR (R) R in Thousands	Feb. 29, 2024	Feb. 28, 2023
Non-current assets
Property, plant and equipment	R 2,032,794	R 1,591,814
Capitalized commission assets	374,521	287,054
Intangible assets	83,123	85,642
Goodwill	227,380	212,481
Loans to related parties	28,200	25,800
Long-term other receivables and prepayments	18,831	24,715
Non-current financial asset		388
Deferred tax assets	81,903	60,919
Total non-current assets	2,846,752	2,288,813
Current assets
Inventories	6,582	79,159
Trade and other receivables and prepayments	985,398	409,191
Income tax receivables	8,714	8,627
Cash and cash equivalents	459,527	965,790
Total current assets	1,460,221	1,462,767
Total assets	4,306,973	3,751,580
Equity
Share capital	7,142,853	7,142,853
Treasury shares	(23,816)
Capital reserve	(3,582,568)	(3,582,568)
Common control reserve	(2,709,236)	(2,709,236)
Foreign currency translation reserve	330,812	245,109
Retained earnings	1,803,482	1,564,809
Equity attributable to equity holders of parent	2,961,527	2,660,967
Non-controlling interest	40,935	30,908
Total equity	3,002,462	2,691,875
Non-current liabilities
Term loans	41,645	38,304
Lease liabilities	131,285	67,882
Deferred revenue	121,302	112,185
Deferred tax liabilities	69,840	51,894
Total non-current liabilities	364,072	270,265
Current liabilities
Term loans	6,534	21,643
Trade and other payables	446,284	374,047
Loans from related parties	924	607
Lease liabilities	63,055	52,845
Deferred revenue	325,848	283,682
Bank overdraft	23,362	40
Income tax payables	73,375	55,996
Provision for warranties	1,057	580
Total current liabilities	940,439	789,440
Total liabilities	1,304,511	1,059,705
Total equity and liabilities	R 4,306,973	R 3,751,580